Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	¥ 51,860	¥ (13,888)	¥ (59,928)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(54,150)	(21,753)	48,615
Amortization of actuarial loss	(13,546)	(16,277)	(14,462)
Prior service credit due to amendments			(1,913)
Amortization of prior service credit	12,306	13,079	13,674
Amortization of net transition obligation			(722)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total	(55,390)	(24,951)	45,192
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	2,290	31,661	13,649
Amortization of actuarial loss	(2,005)	(1,351)	(621)
Amortization of prior service credit	143	116	93
Curtailments and settlements	(358)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total	¥ 70	¥ 30,426	¥ 13,121